                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number: 811-23505

                    PIMCO Dynamic Income Opportunities Fund
              (Exact name of registrant as specified in charter)

                       1633 Broadway, New York, NY 10019
                    (Address of principal executive office)

                                Bijal Y. Parikh
             Treasurer (Principal Financial & Accounting Officer)
               650 Newport Center Drive, Newport Beach, CA 92660
                    (Name and address of agent for service)

                                  Copies to:

                               David C. Sullivan
                               Ropes & Gray LLP
                               Prudential Tower
                              800 Boylston Street
                               Boston, MA 02199

Registrant's telephone number, including area code: (844) 337-4626

Date of fiscal year end: June 30

Date of reporting period: July 1, 2021 to June 30, 2022

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.

   A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23505
Reporting Period: 07/01/2021 - 06/30/2022
PIMCO Dynamic Income Opportunities Fund









=================== PIMCO Dynamic Income Opportunities Fund ====================


AGNC INVESTMENT CORP.

Ticker:       AGNC           Security ID:  00123Q104
Meeting Date: APR 21, 2022   Meeting Type: Annual
Record Date:  FEB 25, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Donna J. Blank           For       For          Management
1b    Elect Director Morris A. Davis          For       For          Management
1c    Elect Director Peter J. Federico        For       For          Management
1d    Elect Director John D. Fisk             For       For          Management
1e    Elect Director Andrew A. Johnson, Jr.   For       For          Management
1f    Elect Director Gary D. Kain             For       For          Management
1g    Elect Director Prue B. Larocca          For       For          Management
1h    Elect Director Paul E. Mullings         For       For          Management
1i    Elect Director Frances R. Spark         For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management
4a    Eliminate Supermajority Vote            For       For          Management
      Requirement for Certain Amendments to
      the Certificate of Incorporation
4b    Eliminate Supermajority Vote            For       For          Management
      Requirement for Amendments to Bylaws
4c    Eliminate Supermajority Vote            For       For          Management
      Requirement for Removal of Directors


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ANNALY CAPITAL MANAGEMENT, INC.

Ticker:       NLY            Security ID:  035710409
Meeting Date: MAY 18, 2022   Meeting Type: Annual
Record Date:  MAR 21, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Francine J. Bovich       For       For          Management
1b    Elect Director Wellington J. Denahan    For       For          Management
1c    Elect Director Katie Beirne Fallon      For       For          Management
1d    Elect Director David L. Finkelstein     For       For          Management
1e    Elect Director Thomas Hamilton          For       For          Management
1f    Elect Director Kathy Hopinkah Hannan    For       For          Management
1g    Elect Director Michael Haylon           For       For          Management
1h    Elect Director Eric A. Reeves           For       For          Management
1i    Elect Director John H. Schaefer         For       For          Management
1j    Elect Director Glenn A. Votek           For       For          Management
1k    Elect Director Vicki Williams           For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management


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BLACKSTONE MORTGAGE TRUST, INC.

Ticker:       BXMT           Security ID:  09257W100
Meeting Date: JUL 07, 2021   Meeting Type: Annual
Record Date:  APR 09, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Michael B. Nash          For       For          Management
1.2   Elect Director Katharine A. Keenan      For       For          Management
1.3   Elect Director Leonard W. Cotton        For       For          Management
1.4   Elect Director Thomas E. Dobrowski      For       For          Management
1.5   Elect Director Martin L. Edelman        For       For          Management
1.6   Elect Director Henry N. Nassau          For       For          Management
1.7   Elect Director Jonathan L. Pollack      For       For          Management
1.8   Elect Director Lynne B. Sagalyn         For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation


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CREDIT SUISSE GROUP AG

Ticker:       CSGN           Security ID:  H3698D419
Meeting Date: APR 29, 2022   Meeting Type: Annual
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Approve Remuneration Report             For       For          Management
1.2   Accept Financial Statements and         For       For          Management
      Statutory Reports
2.1   Approve Discharge of Board and Senior   For       Against      Management
      Management for Fiscal Year 2020,
      excluding the Supply Chain Finance
      Matter
2.2   Approve Discharge of Board and Senior   For       For          Management
      Management for Fiscal Year 2021,
      excluding the Supply Chain Finance
      Matter
3     Approve Allocation of Income and        For       For          Management
      Dividends of CHF 0.10 per Share
4     Approve Creation of CHF 5 Million Pool  For       For          Management
      of Authorized Capital with or without
      Exclusion of Preemptive Rights
5.1.a Elect Axel Lehmann as Director and      For       For          Management
      Board Chair
5.1.b Reelect Iris Bohnet as Director         For       For          Management
5.1.c Reelect Clare Brady as Director         For       For          Management
5.1.d Reelect Christian Gellerstad as         For       For          Management
      Director
5.1.e Reelect Michael Klein as Director       For       For          Management
5.1.f Reelect Shan Li as Director             For       For          Management
5.1.g Reelect Seraina Macia as Director       For       For          Management
5.1.h Reelect Blythe Masters as Director      For       For          Management
5.1.i Reelect Richard Meddings as Director    For       For          Management
5.1.j Reelect Ana Pessoa as Director          For       For          Management
5.1.k Elect Mirko Bianchi as Director         For       For          Management
5.1.l Elect Keyu Jin as Director              For       For          Management
5.1.m Elect Amanda Norton as Director         For       For          Management
5.2.1 Reappoint Iris Bohnet as Member of the  For       For          Management
      Compensation Committee
5.2.2 Reappoint Christian Gellerstad as       For       For          Management
      Member of the Compensation Committee
5.2.3 Reappoint Michael Klein as Member of    For       For          Management
      the Compensation Committee
5.2.4 Appoint Shan Li as Member of the        For       For          Management
      Compensation Committee
5.2.5 Appoint Amanda Norton as Member of the  For       For          Management
      Compensation Committee
6.1   Approve Remuneration of Directors in    For       For          Management
      the Amount of CHF 13 Million
6.2.1 Approve Short-Term Variable             For       For          Management
      Remuneration of Executive Committee in
      the Amount of CHF 8.6 Million
6.2.2 Approve Fixed Remuneration of           For       For          Management
      Executive Committee in the Amount of
      CHF 34 Million
6.2.3 Approve Share-Based Replacement Awards  For       For          Management
      for New Members of the Executive
      Committee in the Amount of CHF 12.1
      Million
7.1   Ratify PricewaterhouseCoopers AG as     For       For          Management
      Auditors
7.2   Ratify BDO AG as Special Auditors       For       For          Management
7.3   Designate Keller KLG as Independent     For       For          Management
      Proxy
8     Approve Special Audit                   Against   Against      Shareholder
9     Amend Articles Re: Climate Change       Against   Against      Shareholder
      Strategy and Disclosures
10.1  Additional Voting Instructions -        Against   Against      Management
      Shareholder Proposals (Voting)
10.2  Additional Voting Instructions - Board  For       Against      Management
      of Directors Proposals (Voting)


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KKR REAL ESTATE FINANCE TRUST INC.

Ticker:       KREF           Security ID:  48251K100
Meeting Date: APR 22, 2022   Meeting Type: Annual
Record Date:  MAR 01, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Terrance R. Ahern        For       Withhold     Management
1.2   Elect Director Irene M. Esteves         For       Withhold     Management
1.3   Elect Director Todd A. Fisher           For       For          Management
1.4   Elect Director Jonathan A. Langer       For       Withhold     Management
1.5   Elect Director Christen E.J. Lee        For       For          Management
1.6   Elect Director Paula Madoff             For       For          Management
1.7   Elect Director Deborah H. McAneny       For       For          Management
1.8   Elect Director Ralph F. Rosenberg       For       For          Management
1.9   Elect Director Matthew A. Salem         For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management


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PENNYMAC MORTGAGE INVESTMENT TRUST

Ticker:       PMT            Security ID:  70931T103
Meeting Date: JUN 01, 2022   Meeting Type: Annual
Record Date:  APR 05, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Scott W. Carnahan        For       For          Management
1b    Elect Director Renee R. Schultz         For       For          Management
1c    Elect Director Marianne Sullivan        For       Against      Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

========== END NPX REPORT

                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Dynamic Income Fund

By:  /s/ Eric D. Johnson
     Eric D. Johnson,
     President (Principal Executive Officer)

Date: August 29, 2022